Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks	£ 179,525	£ 177,757
Trading assets	65,604	59,158
Derivatives	109,342	106,139
Settlement balances	10,294	2,141
Loans to banks - amortised cost	10,668	7,682
Loans to customers - amortised cost	362,551	358,990
Other financial assets	38,896	46,145
Intangible assets	6,869	6,723
Other assets	8,542	8,242
Assets of disposal groups	14,187	9,015
Total assets	806,478	781,992
Liabilities
Bank deposits	24,862	26,279
Customer deposits	492,075	479,810
Settlement balances	9,779	2,068
Trading liabilities	74,345	64,598
Derivatives	102,719	100,835
Other financial liabilities	47,744	49,326
Subordinated liabilities	8,110	8,429
Notes in circulation	2,947	3,047
Other liabilities	5,270	5,797
Total liabilities	767,851	740,189
Equity
Ordinary shareholders' interests	34,727	37,412
Other owners' interests	3,890	4,384
Owners' equity	38,617	41,796
Non-controlling interests	10	7
Total equity	38,627	41,803
Total liabilities and equity	£ 806,478	£ 781,992